SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Bad debt expense	$ 324,536	$ 5,103
Weighted average number of shares outstanding, basic (in shares)	2,015,780	2,015,780	2,015,780
Minimum [Member]
Deferred charges amortization period	1 year
Maximum [Member]
Deferred charges amortization period	21 years